Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
WisdomTree Alternative Income Fund | WisdomTree Alternative Income Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	7.35%	21.88%	(21.13%)